                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                        811-4304

Exact name of registrant as specified in charter:          Delaware Group Government Fund

Address of principal executive offices:                    2005 Market Street
                                                           Philadelphia, PA 19103

Name and address of agent for service:                     Richelle S. Maestro, Esq.
                                                           2005 Market Street
                                                           Philadelphia, PA 19103

Registrant's telephone number, including area code:        (800) 523-1918

Date of fiscal year end:                                   July 31

Date of reporting period:                                  October 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

DELAWARE AMERICAN GOVERNMENT BOND FUND

October 31, 2004



                                                                                                     PRINCIPAL           MARKET
                                                                                                       AMOUNT             VALUE
                                                                                                     (U.S. $)           (U.S.$)
AGENCY BONDS- 21.98%
Fannie Mae

   2.375% 2/15/07                                                                                     $3,405,000         $3,369,775
   3.375% 12/15/08                                                                                     3,105,000          3,100,346
   5.125% 1/2/14                                                                                       2,845,000          2,928,432
   ^5.837% 10/9/19                                                                                    22,230,000          9,856,983
   6.625% 11/15/30                                                                                       110,000            131,068
^Fannie Mae Interest Strip 6.38% 11/15/27                                                              9,000,000          2,454,462
^Fannie Mae Principal Strip 6.03% 5/15/30                                                             34,000,000          8,116,208
Federal Home Loan Bank
   2.75% 12/15/06                                                                                      1,090,000          1,088,438
   7.625% 5/14/10                                                                                      3,790,000          4,515,008
Freddie Mac
   4.75% 10/11/12                                                                                        790,000            790,607
   5.875% 3/21/11                                                                                        700,000            766,016
                                                                                                                         ----------
TOTAL AGENCY BONDS (COST $35,741,141)                                                                                    37,117,343
                                                                                                                         ==========
AGENCY ASSET-BACKED SECURITIES- 3.01%
*SLMA Student Loan Trust
   Series 1997-2 A2 2.72% 1/25/10                                                                        482,704            484,004
   Series 1997-4 A2 2.87% 10/25/10                                                                        72,685             73,571
   Series 2002-7 A2 1.92% 6/17/13                                                                        692,693            692,740
   Series 2004-1 A1 2.14% 1/26/15                                                                      2,574,941          2,576,867
   Series 2004-5 A2 2.13% 4/25/14                                                                      1,250,000          1,251,271
                                                                                                                         ----------
TOTAL AGENCY ASSET-BACKED SECURITIES (COST $5,076,382)                                                                    5,078,453
                                                                                                                         ==========
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 18.99%
Fannie Mae
   Series 1988-15 Class A 9.00% 6/25/18                                                                    3,269              3,547
   Series 1996-46 Class ZA 7.50% 11/25/26                                                                435,145            466,624
   Series 2001-T8 A2 9.50% 7/25/41                                                                     1,219,575          1,377,872
Fannie Mae Grantor Trust
   Series 2001-T10 Class A1 7.00% 12/25/41                                                               477,422            508,586
   Series 2002-T1 Class A2 7.00% 11/25/31                                                                203,679            217,554
   Series 2002-T16 Class A3 7.50% 7/25/42                                                                608,652            659,782
Fannie Mae Interest Strip
   Series 35 Class 2 12.00% 7/1/18                                                                       184,338            213,999
   Series C Class 2 12.00% 5/1/09                                                                        301,378            333,712
   Series D Class 2 11.00% 4/1/09                                                                        225,317            244,452
   Series F Class 2 11.50% 5/1/09                                                                        135,562            148,666
   Series H Class 2 11.50% 5/1/09                                                                        229,830            252,332
   Series J Class 1 7.00% 11/1/10                                                                         12,428             12,694
Fannie Mae Whole Loan
   Series 2002-W1 Class 2A 7.50% 2/25/42                                                                 375,014            404,842
   Series 2004-W9 Class 2A1 6.50% 2/25/44                                                                408,952            430,934
Freddie Mac Series 2727 4.50% 1/15/34                                                                    655,000            600,666
Freddie Mac Structured Pass Through Securities
   Series T-42 Class A5 7.50% 2/25/42                                                                    126,829            137,131
   Series T-58 Class 1A2 3.108% 5/25/35                                                                1,495,000          1,489,891
   Series T-58 Class 2A 6.50% 9/25/43                                                                  2,275,188          2,396,769
GNMA
   Series 2002-28 Class B 5.779% 7/16/24                                                               4,000,000          4,305,476
   Series 2002-61 Class BA 4.648% 3/16/26                                                              3,000,000          3,077,980
   Series 2003-43 Class B 4.374% 4/16/33                                                               5,000,000          5,018,976
   Series 2003-72 Class C 4.86% 2/16/30                                                                2,500,000          2,563,748
   Series 2003-78 Class B 5.11% 10/16/27                                                               5,000,000          5,191,903
   Series 2004-84 Class A 3.624% 5/16/17                                                               2,020,000          2,022,683
                                                                                                                         ----------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $31,474,369)                                                      32,080,819
                                                                                                                         ==========



                                                                                                     PRINCIPAL           MARKET
                                                                                                       AMOUNT             VALUE
                                                                                                     (U.S. $)           (U.S.$)
AGENCY MORTGAGE-BACKED SECURITIES- 27.31%
Fannie Mae
   4.92% 5/1/13                                                                                        4,000,000          4,155,000
   7.41% 4/1/10                                                                                        4,885,487          5,580,142
   10.50% 6/1/30                                                                                          36,602             41,920
Fannie Mae Balloon 7 yr 4.50% 11/1/10                                                                  6,490,815          6,584,120
Fannie Mae Relocation 30 yr 5.00% 9/1/33 to 11/1/33                                                    2,126,769          2,142,720
Fannie Mae S.F. 15 yr
   4.50% 7/1/19                                                                                          700,118            702,962
   6.00% 6/1/17                                                                                        1,654,968          1,738,233
   6.50% 6/1/16                                                                                               60                 64
Fannie Mae S.F. 15 yr TBA 5.00% 11/1/19                                                                3,105,000          3,169,041
Fannie Mae S.F. 30 yr
   5.00% 3/1/34                                                                                          508,359            508,042
   5.50% 3/1/29                                                                                          974,905            996,840
   7.50% 6/1/31                                                                                          625,509            671,054
   8.00% 2/1/30                                                                                           67,992             73,963
   10.00% 7/1/20 to 2/1/25                                                                             1,111,969          1,278,052
Fannie Mae S.F. 30 yr TBA
   6.00% 11/1/34                                                                                         640,000            663,600
   6.50% 11/15/34                                                                                      1,790,000          1,882,297
   7.00% 11/1/34                                                                                         470,000            499,081
Freddie Mac Relocation 15 yr 3.50% 9/1/18 to 10/1/18                                                   3,447,739          3,308,753
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                              2,952,790          2,978,627
Freddie Mac S.F. 15 yr 9.00% 12/1/05                                                                       6,771              6,889
Freddie Mac S.F. 30 yr
   7.00% 11/1/33                                                                                         267,924            284,752
   8.00% 5/1/11                                                                                          816,140            855,927
   8.50% 12/1/09                                                                                          63,724             66,930
   9.00% 9/1/30                                                                                          557,395            617,838
   10.00% 1/1/19                                                                                          51,145             57,587
   11.50% 4/1/11 to 3/1/16                                                                               292,066            339,518
GNMA GPM
   11.00% 3/15/13                                                                                         40,816             45,995
   11.75% 8/15/13                                                                                        118,526            134,602
   12.00% 1/15/13                                                                                          8,595              9,790
   12.25% 3/15/14                                                                                         33,035             37,836
GNMA II GPM
   10.75% 3/20/16 to 2/20/18                                                                              31,062             34,993
   12.00% 1/20/14                                                                                         24,525             27,927
GNMA S.F. 15 yr 6.50% 7/15/14                                                                            162,930            173,674
GNMA S.F. 30 yr
   6.00% 4/15/33                                                                                         817,862            851,854
   7.00% 5/15/28                                                                                         829,119            886,898
   7.50% 12/15/23 to 1/15/32                                                                             991,646          1,071,423
   8.00% 5/15/30                                                                                          63,415             69,181
   9.50% 9/15/17 to 3/15/23                                                                              331,479            375,967
   10.00% 3/15/16 to 9/15/18                                                                              72,031             81,328
   11.00% 12/15/09 to 9/15/15                                                                            227,039            255,075
   11.50% 7/15/15                                                                                          7,448              8,561
   12.00% 12/15/12 to 12/15/15                                                                           684,284            788,557
   12.50% 5/15/10 to 1/15/16                                                                             119,180            137,507
GNMA II S.F. 15 yr 9.00% 12/20/04 to 10/20/05                                                              2,608              2,610
GNMA II S.F. 30 yr
   6.00% 11/20/28                                                                                        388,698            405,582
   6.50% 2/20/30                                                                                         608,257            642,662
   7.50% 9/20/30                                                                                         125,545            134,608
   8.00% 6/20/30                                                                                          67,322             73,108
   10.00% 11/20/15 to 6/20/21                                                                            117,063            132,030
   10.50% 3/20/16 to 7/20/21                                                                             112,477            127,727
   11.00% 5/20/15 to 7/20/19                                                                              54,189             61,540
   12.00% 3/20/14 to 5/20/15                                                                              76,563             87,855
   12.50% 10/20/13 to 7/20/15                                                                            218,553            251,741
                                                                                                                         ----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $45,363,320)                                                               46,114,583
                                                                                                                         ==========
ASSET-BACKED SECURITIES- 1.27%
Capital One Master Trust Series 2002-4A A 4.90% 3/15/10                                                  645,000            673,327
Honda Auto Receivables Owner Trust Series 2004-2 A4 3.81% 10/15/09                                       500,000            507,214
*Residential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31                                   410,000            413,090
#Sierra Receivables Funding Company Series 2003-1A 144A 3.09% 1/15/14                                    549,389            544,904
                                                                                                                         ----------
TOTAL ASSET-BACKED SECURITIES (COST $2,129,531)                                                                           2,138,535
                                                                                                                         ==========


COMMERCIAL MORTGAGE-BACKED SECURITIES- 0.65%
*Greenwich Capital Commercial Funding Series 2004-GG1 Class A7 5.317% 6/10/36                            495,000            518,972
*GS Mortgage Securities Series 2004-GG2 A6 5.396% 8/10/38                                                550,000            578,870
                                                                                                                         ----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $1,076,286)                                                             1,097,842
                                                                                                                         ==========



                                                                                                     PRINCIPAL           MARKET
                                                                                                       AMOUNT             VALUE
                                                                                                     (U.S. $)           (U.S.$)
CORPORATE BONDS- 4.96%
Banking & Finance - 3.24%
CitiFinancial 10.00% 5/15/09                                                                           1,500,000          1,879,607
*#Premium Asset Trust Series 2004-01 144A 2.18% 2/6/06                                                 3,600,000          3,602,228
                                                                                                                         ----------
                                                                                                                          5,481,835
                                                                                                                         ==========
Cable, Media & Publishing - 0.32%
Thomson Multimedia 5.75% 2/1/08                                                                          500,000            534,270
                                                                                                                         ----------
                                                                                                                            534,270
                                                                                                                         ----------
Food, Beverage & Tobacco - 0.54%
Kraft Foods 4.625% 11/1/06                                                                               400,000            411,894
Universal 6.50% 2/15/06                                                                                  475,000            495,861
                                                                                                                         ----------
                                                                                                                            907,755
                                                                                                                         ----------
Insurance - 0.21%
Prudential Financial 4.104% 11/15/06                                                                     350,000            356,599
                                                                                                                         ----------
                                                                                                                            356,599
                                                                                                                         ----------
Real Estate - 0.34%
Apache Finance 7.00% 3/15/09                                                                             500,000            573,210
                                                                                                                         ----------
                                                                                                                            573,210
                                                                                                                         ----------
Utilities - 0.31%
Southern Capital Funding 5.30% 2/1/07                                                                    502,000            531,333
                                                                                                                         ----------
                                                                                                                            531,333
                                                                                                                         ----------
TOTAL CORPORATE BONDS (COST $8,479,298)                                                                                   8,385,002
                                                                                                                         ==========


MUNICIPAL BONDS- 0.70%
Cook County, Illinois, Chicago Heights School District, Taxable-Series B 13.15% 12/1/05 (AMBAC)        1,055,000          1,175,259
                                                                                                                         ----------
TOTAL MUNICIPAL BONDS (COST $1,482,085)                                                                                   1,175,259
                                                                                                                         ==========



NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 5.98%
Bank of America Alternative Loan Trust Series 2003-10 Class 2A1 6.00% 12/25/33                         1,924,827          1,980,312
*Bank of America Mortgage Securities Series 2004-E Class 1A1 3.55% 6/25/34                               639,876            639,537
*Countrywide Home Loans Series 2001-HYB2 Class 3A1 5.484% 9/19/31                                        494,015            494,636
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-J6 Class 3A1 5.00% 8/25/19                 659,758            664,560
Credit Suisse First Boston Mortgage Securities Series 2003-29 Class 5A1 7.00% 12/25/33                                      751,726
787,688
First Horizon Asset Securities Series 2003-5 Class 1A17 8.00% 7/25/33                                    328,410            345,126
#GSMPS Mortgage Loan Trust
   Series 1998-2 Class A 144A 7.75% 5/19/27                                                              418,141            452,229
   Series 1999-3 Class A 144A 8.00% 8/19/29                                                              863,448            943,430
Residential Asset Mortgage Products Series 2004-SL1 Class A3 7.00% 3/25/34                               572,439            593,219
Structured Asset Securities
   *Series 2002-22H Class 1A 7.00% 11/25/31                                                            1,320,497          1,368,477
   Series 2004-12H Class 1A 6.00% 5/25/34                                                                916,245            944,179
*#Summit Mortgage Trust Series 2002-1 Class B2 144A 6.112% 6/28/16                                        45,502             45,644
Travelers Mortgage Securities Series 1- Z2 12.00% 3/1/14                                                 329,507            336,318
*Wells Fargo Mortgage Backed Securities Trust Series 2004-I Class 1A1 3.395% 7/25/34                                        509,755
                                                                                                                         ----------
509,491
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $10,101,241)                                                  10,104,846
                                                                                                                         ==========




                                                                                                     PRINCIPAL           MARKET
                                                                                                       AMOUNT             VALUE
                                                                                                     (U.S. $)           (U.S.$)
U.S. TREASURY OBLIGATIONS- 15.91%
U.S. Treasury Bonds
   5.375% 2/15/31                                                                                        500,000            543,223
   **12.00% 8/15/13                                                                                   11,915,000         15,688,242
U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                                                                      1,195,323          1,192,778
   1.875% 7/15/13                                                                                        923,416            950,687
   2.00% 1/15/14 to 7/15/14                                                                            2,969,215          3,074,628
   3.875% 1/15/09                                                                                      3,766,832          4,274,914
U.S. Treasury Note 4.25% 8/15/14                                                                       1,130,000          1,150,305
                                                                                                                         ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $28,224,696)                                                                       26,874,777
                                                                                                                         ==========

REPURCHASE AGREEMENTS - 2.02%
With BNP Paribas 1.77% 11/1/04
(dated 10/29/04, to be repurchased at $1,767,261,
collateralized by $1,817,000 U.S. Treasury
Bills due 3/24/05, market value $1,802,591)                                                            1,767,000         1,767,000

With UBS Warburg 1.77% 11/1/04 (dated 10/29/04, to be repurchased at $1,645,243, collateralized by $284,000 U.S. Treasury Notes 1.625% due 10/31/05, market value
$284,219, $567,000 U.S. Treasury Notes 1.875% due 11/30/05, market value
$569,243 and $767,000 U.S. Treasury Notes 6.500% due 10/15/06,
market value $825,895)                                                                                 1,645,000          1,645,000
                                                                                                                         ----------
TOTAL REPURCHASE AGREEMENTS (cost $3,412,000)                                                                             3,412,000
                                                                                                                         ----------
TOTAL MARKET VALUE OF SECURITIES - 102.78%
   (cost $172,560,349)                                                                                                  173,579,459

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (2.78%)                                                    (4,687,891)
                                                                                                                         ----------

NET ASSETS APPLICABLE TO 21,677,848 SHARES OUTSTANDING - 100.00%                                                       $168,891,568
                                                                                                                       ------------


--------------------------------------------------------------------------------

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Indemnity Corporation
GNMA - Government National Mortgage Association
GPM - Graduate Payment Mortgage
S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To be announced
yr - Year

*   Variable Rate Notes - the interest rate shown is the rate as of October 31,
    2004
**  Fully or partially pledged as collateral for financial futures contracts.
^ Zero coupon bond. The interest rate shown is the effective yield as of October 31, 2004.
# Securities exempt from registration under Rule 144A of the securities Act of 1933. See Note #5 in "Notes."

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Government Funds - Delaware American Government Bond Fund (the "Fund").

SECURITY VALUATION - U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At October 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                 $172,574,214
                                              ------------
Aggregate unrealized appreciation                3,220,636
Aggregate unrealized depreciation               (2,215,391)
                                              ------------
Net unrealized appreciation                   $  1,005,245
                                              ------------

For federal income tax purposes, at July 31, 2004, capital loss carryforwards of $16,190,391 may be carried forward and applied against future capital gains. Such capital loss carry forwards expire as follows: $2,371,574 expires in 2005; $3,195,086 expires in 2007; $6,907,431 expires in 2008; $1,219,236 expires in
2009 and $2,497,064 expires in 2012.

3. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

Financial futures contracts open at October 31, 2004 were as follows:

Contracts                             Notional Cost                                Unrealized
to Buy/Sell                            (Proceeds)             Expiration Date       Gain(Loss)
----------------------------------------------------------------------------------------------
 (7) U.S. 10 Year Treasury Note     $    (784,734)           December 30, 2004     $  (10,204)
(85) U.S. 5 Year Treasury Note         (9,439,666)           December 30, 2004        (27,209)
 13  U.S. Long Bond                     1,473,835            December 30, 2004          6,134
                                                                                   ----------
                                                                                   $  (31,279)
                                                                                   ----------

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

4. SWAP AGREEMENTS
During the period ended October 31, 2004, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. Total return swaps are marked-to-market daily based upon the fair valuation methodology established by the Board of Trustees. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

At October 31, 2004, the Fund had the following total return swap agreement outstanding:

Notional          Expiration
Amount            Date              Description                                                  Unrealized Gain
-----------------------------------------------------------------------------------------------------------------------
$5,765,000        12/31/04          Agreement with Goldman Sachs Capital Markets, L.P.                      $226,747
                                    to receive the notional amount multiplied by
                                    the return on the Lehman Brothers Commercial
                                    MBS Index AAA and to pay the notional amount
                                    multiplied by the 1 month BBA LIBOR adjusted
                                    by a spread of minus 0.45%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparties to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks could also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

5. CREDIT AND MARKET RISK
The Fund may invest up to 20% of net assets in high quality non-government securities. Non-government securities include corporate bonds, certificates of deposit, corporate commercial paper, asset-backed securities and mortgage-backed securities that are not directly guaranteed by the U.S government in any way. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investments in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:


                                  CERTIFICATION
                                  -------------

I, Jude T. Driscoll, certify that:

1.       I have reviewed this report on Form N-Q of Delaware Group Government
         Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
--------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  December 27, 2004
     ---------------------

                                  CERTIFICATION
                                  -------------

I, Joseph H. Hastings, certify that:

1.       I have reviewed this report on Form N-Q of Delaware Group Government
         Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JOSEPH H. HASTINGS
-------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  December 27, 2004
     --------------------------

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP GOVERNMENT FUND


JUDE T. DRISCOLL
---------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  December 27, 2004
     ----------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
---------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  December 27, 2004
     ----------------------


JOSEPH H. HASTINGS
-------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  December 27, 2004
      -------------------------